EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

November 30, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.6%

Brazil — 13.7%
Consumer Discretionary — 4.9%
MercadoLibre*	8,853	$18,341,469

Financials — 8.8%
Inter	181,697	1,644,495
NU Holdings, Cl A*	1,307,941	22,745,094
Pagseguro Digital, Cl A	136,690	1,432,511
StoneCo, Cl A*	173,486	2,923,239
XP, Cl A	237,969	4,690,369
		33,435,708
		51,777,177
China — 42.9%
Communication Services — 16.6%
Baidu, Cl A*	615,300	8,993,673
Bilibili, Cl Z*	82,440	2,185,524
Kuaishou Technology, Cl B	788,900	6,870,045
NetEase	500,200	13,748,818
Tencent Holdings	344,300	27,042,161
Tencent Music Entertainment Group ADR	201,431	3,716,402
		62,556,623

Consumer Discretionary — 23.2%
Alibaba Group Holding	1,412,100	27,478,056
JD.com, Cl A	748,700	11,203,189
Meituan, Cl B*	854,700	11,252,408
PDD Holdings ADR*	198,373	23,027,138
Trip.com Group	176,350	12,118,173
Vipshop Holdings ADR	122,668	2,409,199
		87,488,163

Consumer Staples — 0.6%
JD Health International*	289,650	2,273,122

Financials — 0.2%
Qifu Technology ADR	43,343	846,489

Industrials — 1.4%
Full Truck Alliance ADR	251,637	2,856,080
Kanzhun ADR	107,062	2,366,070
		5,222,150

Real Estate — 0.9%
KE Holdings, Cl A	595,300	3,445,363

Description	Shares	Fair Value
China — continued
Real Estate — continued
Phoenix Tree Holdings ADR(A)*	179,833	$—
		3,445,363
		161,831,910
Hong Kong — 1.1%
Financials — 1.1%
Futu Holdings ADR	25,195	4,274,584

India — 19.7%
Communication Services — 1.8%
Affle India*	33,672	625,236
Info Edge India	413,990	6,156,567
		6,781,803

Consumer Discretionary — 6.0%
BrainBees Solutions*	135,911	459,634
Eternal*	4,601,226	15,437,300
FSN E-Commerce Ventures*	713,030	2,130,860
Jubilant Foodworks	243,459	1,637,168
MakeMyTrip*	41,529	2,964,755
		22,629,717

Energy — 5.9%
Reliance Industries	1,265,428	22,175,672

Financials — 5.4%
Angel One	26,922	813,792
Bajaj Finance	396,460	4,598,533
Indian Energy Exchange	476,196	741,545
Jio Financial Services	2,059,139	7,048,921
One 97 Communications*	187,078	2,762,014
PB Fintech*	206,889	4,207,053
		20,171,858

Information Technology — 0.6%
Swiggy*	543,774	2,299,781
		74,058,831
Indonesia — 0.6%
Consumer Discretionary — 0.6%
GoTo Gojek Tokopedia, Cl A*	585,111,500	2,248,402

Japan — 1.2%
Communication Services — 1.2%
Nexon	188,000	4,576,815

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

November 30, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
Kazakhstan — 1.9%
Financials — 1.9%
Kaspi.KZ JSC ADR	91,543	$7,077,189

Poland — 0.9%
Consumer Discretionary — 0.9%
Allegro.eu*	366,187	3,219,938

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	117,354	1,174

Singapore — 5.8%
Consumer Discretionary — 3.6%
Sea ADR*	97,951	13,616,169

Industrials — 2.2%
Grab Holdings, Cl A*	1,514,403	8,253,496
		21,869,665
South Africa — 3.6%
Consumer Discretionary — 3.6%
Naspers, Cl N	215,191	13,444,302

South Korea — 9.1%
Communication Services — 4.7%
Kakao	143,002	5,707,828
NAVER	66,628	11,054,454
NCSoft	8,092	1,155,489
		17,917,771

Consumer Discretionary — 4.0%
Coupang, Cl A*	454,853	12,808,660
Delivery Hero, Cl A*	96,616	2,253,768
		15,062,428

Financials — 0.4%
KakaoBank	99,813	1,469,385
		34,449,584
Sweden — 0.1%
Information Technology — 0.1%
Truecaller, Cl B	142,404	377,459

Total Common Stock
(Cost $299,881,735)		379,207,030

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(B)	161,470	$161,470

Total Short-Term Investment
(Cost $161,470)		161,470

Total Investments - 100.6%
(Cost $300,043,205)		$379,368,500

Percentages are based on net assets of $377,177,522.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The fair value of this investment is determined using significant unobservable inputs.
(B)	The rate shown is the 7-day effective yield as of November 30, 2025.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

November 30, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 100.7%

Brazil — 25.5%
Consumer Discretionary — 6.4%
MercadoLibre*	948	$1,964,047

Financials — 19.1%
Inter	51,076	462,276
NU Holdings, Cl A*	164,389	2,858,725
Pagseguro Digital, Cl A	38,535	403,847
StoneCo, Cl A*	48,680	820,258
XP, Cl A	67,087	1,322,285
		5,867,391
		7,831,438
India — 43.9%
Communication Services — 3.3%
Affle India*	9,465	175,750
Info Edge India	55,400	823,870
		999,620

Consumer Discretionary — 12.5%
BrainBees Solutions*	38,206	129,208
Eternal*	545,352	1,829,678
FSN E-Commerce Ventures*	200,437	598,997
Jubilant Foodworks	68,220	458,753
MakeMyTrip*	11,653	831,908
		3,848,544

Energy — 7.8%
Reliance Industries	137,636	2,411,967

Financials — 18.2%
Angel One	7,568	228,764
Bajaj Finance	155,720	1,806,194
Indian Energy Exchange	133,862	208,453
Jio Financial Services	408,555	1,398,581
One 97 Communications*	52,589	776,422
PB Fintech*	58,325	1,186,029
		5,604,443

Information Technology — 2.1%
Swiggy*	152,858	646,482
		13,511,056
Indonesia — 2.0%
Consumer Discretionary — 2.0%
GoTo Gojek Tokopedia, Cl A*	164,477,800	632,038

Description	Shares	Fair Value
Kazakhstan — 4.3%
Financials — 4.3%
Kaspi.KZ JSC ADR	17,136	$1,324,784

Poland — 2.9%
Consumer Discretionary — 2.9%
Allegro.eu*	102,752	903,514

Russia — 0.0%
Communication Services — 0.0%
VK GDR(A)*	7,810	78

Singapore — 11.0%
Consumer Discretionary — 6.0%
Sea ADR*	13,258	1,842,995

Industrials — 5.0%
Grab Holdings, Cl A*	280,663	1,529,613
		3,372,608
South Korea — 10.8%
Communication Services — 6.0%
Kakao	20,692	825,907
NAVER	5,106	847,152
NCSoft	1,173	167,497
		1,840,556

Consumer Discretionary — 4.1%
Coupang, Cl A*	32,984	928,829
Delivery Hero, Cl A*	14,005	326,696
		1,255,525

Financials — 0.7%
KakaoBank	14,469	213,004
		3,309,085
Sweden — 0.3%
Information Technology — 0.3%
Truecaller, Cl B	40,031	106,107

Total Common Stock
(Cost $24,417,989)		30,990,708

Total Investments - 100.7%
(Cost $24,417,989)		$30,990,708

Percentages are based on net assets of $30,763,639.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

November 30, 2025 (Unaudited) (Concluded)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The fair value of this investment is determined using significant unobservable inputs.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

EMQ-QH-001-2200